UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Semiannual Report June 30, 2006

EATON VANCE

TAX-MANAGED

GLOBAL

BUY-WRITE

OPPORTUNITIES

FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC")permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

I N V E S T M E N T  U P D A T E

Walter A. Row, CFA
Eaton Vance Management

David Stein, PhD
Parametric Portfolio
Associates LLC

Thomas Seto
Parametric Portfolio
Associates LLC

Ronald M. Egalka
Rampart Investment
Management

The Fund

•           Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a diversified, closed-end investment company traded on the New York Stock Exchange under the symbol ETW.

•           Based on share price, the Fund had a total return of 10.41% for the six months ended June 30, 2006. This return resulted from an increase in share price to $18.10 on June 30, 2006, from $17.20 on December 31, 2005, and the reinvestment of $0.900 in quarterly distributions.

•           Based on net asset value (NAV), the Fund had a total return of 5.32% for the six months ended June 30, 2006. That return was the result of an increase in NAV per share to $18.68 on June 30, 2006, from $18.61 on December 31, 2005, and the reinvestment of $0.900 in quarterly distributions.

•           For comparison, the CBOE S&P 500 BuyWrite Index – an unmanaged stock-plus-covered-call index created and maintained by the Chicago Board Options Exchange  – had a return of 4.88% during the same period.(1) The S&P 500 Index – a broad-based, unmanaged, market index commonly used as a measure of overall U.S. stock market performance – had a total return of 2.71% during the same period.(1) The Nasdaq 100 Index – an unmanaged index that includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq – had a total return of -4.05% during the same period.(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index – a broad-based, unmanaged index of approximately 1,000 companies based in twenty countries – had a total return of 10.16% during the same period.(1)

•           The Fund’s Lipper peer group, Lipper Options Arbitrage/Options Strategies Funds Classification, had a return of 4.28% during the same period.(1)

Management Discussion

•           The Fund’s primary objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing these objectives, the Fund invests in a diversified portfolio of common stocks, including stocks of U.S. issuers (the “U.S. Segment”) and stocks of non-U.S. issuers (the “International Segment”), sells on a continuous basis call options on broad-based domestic stock indices and call options on broad-based foreign country and/or regional stock indices, and employs a number of tax-management strategies.

•           The global stock markets demonstrated continuing volatility during the six months ended June 30, 2006. In the U.S., the market started the year slowly, faced with rising interest rates and soaring energy costs. The Federal Reserve continued its campaign of higher short-term rates, hiking its benchmark Federal Funds rate on four occasions during the six-month period. However, resilient consumer spending, surprisingly good corporate earnings and increasing merger activity propelled the market higher in the second quarter, netting modest gains for the six months ended June 30, 2006. The European markets rallied strongly in the first quarter, led by mining, commodity and energy companies. The European markets peaked in late April and early May, although those gains were trimmed significantly in the second quarter. The Japanese market rose sharply to open the year, boosted by strong consumer and business spending. However, the market retraced its gains in the second quarter, as investors pulled back in response to the prospect of higher interest rates and concerns over a high-profile Japanese trading scandal.

•           At June 30, 2006, the Fund held a diversified portfolio representing the broad spectrum of the U.S. economy and investments in a wide range of foreign countries. The Fund’s investments in U.S. issuers (the “U.S. Segment”) constituted 52.8% of total investments. The Fund’s investments in non-U.S. issuers (the “International Segment”) represented 47.2% of total investments. The majority of the Fund’s non-

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          It is not possible to invest directly in an Index. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

F U N D  P E R F O R M A N C E

U.S. investments were divided between European markets (35.1%) and Japan (10.0%).

•           The Fund’s chief investment strategy seeks current earnings from option premiums. The level of option premium available from writing call options is dependent, to a large extent, on investors’ expectation of the future volatility of the underlying asset. This volatility expectation, or “implied volatility,” is the primary driving force in determining the level of option premiums. The implied volatility of equity index options rose significantly in the first half of 2006, in step with an increase in perceived investment risk due to economic, interest rate and geopolitical concerns.

The high-premium environment allowed Rampart Investment Management, the Fund’s options manager, to, in some cases, increase the degree to which call options were written “out-of-the-money.” A call option is out-of-the-money when its strike price is greater than the price of the underlying security. The Fund tends to write farther out-of-the-money options after a market decline – a good time to have more upside exposure. Conversely, the Fund tends to write closer-to-the-money options after a period of market strength – a good time to be taking a more conservative position. In effect, this strategy seeks to emulate a “buy low (less hedge)/sell high (more hedge)” investment approach.

•           As part of its tax-managed strategy, management continued to employ tax-efficient investment techniques. These included harvesting losses to offset gains, using cash flows to avoid excess turnover, and monitoring holding periods to optimize favorable tax treatment for dividends and capital gains.

Performance

Average Annual Total Returns (by share price, New York Stock Exchange)
Life of Fund (9/30/05)	2.00%

Average Annual Total Returns (at net asset value)
Life of Fund (9/30/05)	5.27%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance,com.

Sector Weightings(1)

By total investments

(1)          As a percentage of the Fund’s total investments as of June 30, 2006. Sector Weightings may not be representative of the Fund’s current or future investments and may change due to active management.

Ten Largest Holdings(2)

By total investments

Microsoft Corp.	2.2%
BP PLC	1.9
HSBC Holdings PLC	1.7
Qualcomm, Inc.	1.5
Total SA	1.4
Apple Computer, Inc.	1.3
GlaxoSmithKline PLC	1.3
Intel Corp.	1.3
Cisco Systems Inc.	1.3
Exxon Mobil Corp.	1.2

(2)          Ten Largest Holdings represented 15.1% of the Fund’s total investments as of June 30, 2006. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.4%
Security	Shares	Value
Aerospace & Defense — 1.0%
BAE Systems PLC	150,520	$1,028,478
General Dynamics Corp.	66,702	4,366,313
Honeywell International, Inc.	152,231	6,134,909
Lockheed Martin Corp.	48,765	3,498,401
Northrop Grumman Corp.	58,863	3,770,764
		$18,798,865
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	74,961	$3,995,421
Deutsche Post AG	295,340	7,911,160
FedEx Corp.	28,786	3,363,932
Yamato Holdings Co., Ltd.	118,000	2,096,169
		$17,366,682
Airlines — 0.1%
Deutsche Lufthansa AG	69,057	$1,268,984
Japan Airlines Corp.(1)	335,000	841,196
		$2,110,180
Auto Components — 0.3%
Bridgestone Corp.	72,000	$1,390,409
Cooper Tire and Rubber Co.	33,444	372,566
Johnson Controls, Inc.	39,177	3,221,133
NGK Spark Plug Co., Ltd.	20,000	402,749
Stanley Electric Co.,Ltd.	17,200	355,995
Sumitomo Rubber Industries, Inc.	25,000	275,640
Toyota Industries Corp.	9,000	356,176
		$6,374,668
Automobiles — 1.3%
DaimlerChrysler AG	241,620	$11,918,650
Harley-Davidson, Inc.	24,652	1,353,148
Honda Motor Co., Ltd.	119,200	3,790,426
Mitsubishi Motors Corp.(1)	172,000	319,043
Nissan Motor Co., Ltd.	97,600	1,066,926
Toyota Motor Corp.	89,500	4,682,768
Volkswagen AG	24,592	1,240,254
Volkswagen AG	22,976	1,607,730
		$25,978,945

Security	Shares	Value
Beverages — 0.9%
Brown-Forman Corp., Class B	9,015	$646,285
Ito En, Ltd.	16,600	607,514
Kirin Brewery Company, Ltd.	24,000	377,962
Molson Coors Brewing Co., Class B	8,253	560,214
Pepsi Bottling Group, Inc.	19,042	612,200
PepsiCo, Inc.	140,963	8,463,419
Pernod-Ricard SA	7,339	1,453,109
SABMiller PLC	65,976	1,187,950
Sapporo Holdings, Ltd.	153,000	775,204
Scottish & Newcastle PLC	151,490	1,426,648
Takara Holdings, Inc.	137,000	801,657
		$16,912,162
Biotechnology — 2.6%
Amgen, Inc.(1)	307,743	$20,074,076
Biogen Idec, Inc.(1)	204,749	9,486,021
Celgene Corp.(1)	173,152	8,212,599
Genzyme Corp.(1)	17,735	1,082,722
Gilead Sciences, Inc.(1)	174,490	10,322,828
Regeneron Pharmaceuticals, Inc.(1)	186,398	2,389,622
		$51,567,868
Building Products — 0.2%
Asahi Glass Co., Ltd.	160,000	$2,032,943
JS Group Corp.	25,600	538,770
Masco Corp.	17,357	514,461
Sanwa Shutter Corp.	78,000	460,040
		$3,546,214
Capital Markets — 2.5%
Bank of New York Co., Inc.	134,492	$4,330,642
Charles Schwab Corp.	43,252	691,167
Daiwa Securities Group, Inc.	160,000	1,908,611
E*Trade Financial Corp.(1)	31,960	729,327
Federated Investors, Inc.	15,936	501,984
Franklin Resources, Inc.	66,123	5,740,138
Goldman Sachs Group, Inc.	7,200	1,083,096
Man Group PLC	39,111	1,841,550
Matsui Securities Co., Ltd.	18,300	173,802
Mediobanca SPA	55,007	1,075,705
Merrill Lynch & Co., Inc.	85,000	5,912,600
Morgan Stanley	11,743	742,275

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets (continued)
Nikko Cordial Corp.	81,000	$1,035,963
Nomura Holdings, Inc.	69,300	1,302,910
T. Rowe Price Group, Inc.	18,174	687,159
UBS AG	205,567	22,457,422
		$50,214,351
Chemicals — 1.7%
Air Products and Chemicals, Inc.	9,559	$611,011
BASF AG	140,361	11,256,894
BOC Group PLC	53,805	1,573,346
Daicel Chemical Industries, Ltd.	62,000	508,899
Dainippon Ink and Chemicals, Inc.	120,000	451,659
Dow Chemical Co.	73,566	2,871,281
E.I. du Pont de Nemours and Co.	19,328	804,045
Eastman Chemical Co.	11,375	614,250
Ecolab, Inc.	16,822	682,637
Mitsubishi Chemical Holdings Corp.	35,000	219,062
Monsanto Co.	52,707	4,437,402
Nippon Kayaku Co., Ltd.	184,000	1,535,921
Nissan Chemical Industries, Ltd.	87,000	1,088,313
Nitto Denko Corp.	5,600	399,406
Rohm & Haas Co.	12,829	642,989
Shin-Etsu Chemical Co., Ltd.	65,000	3,539,256
Sumitomo Bakelite Co., Ltd.	39,000	367,271
Taiyo Nippon Sanso Corp.	72,000	571,821
Teijin, Ltd.	179,000	1,138,736
Zeon Corp.	19,000	226,899
		$33,541,098
Commercial Banks — 9.7%
ABN AMRO Holdings NV	422,512	$11,567,254
Banca Intesa SPA	295,707	1,600,243
Banco Popular Espanol SA	81,170	1,209,909
Banco Santander Central Hispano SA	1,280,098	18,699,448
Bank of America Corp.	325,118	15,638,176
Bank of Fukuoka, Ltd.	32,000	243,705
Bank of Yokohama, Ltd.	113,000	874,014
Barclays PLC	1,305,495	14,802,186
BNP Paribas SA	14,125	1,350,270
Comerica, Inc.	8,894	462,399
Commerzbank AG	48,772	1,768,556
Credit Agricole SA	203,148	7,707,055

Security	Shares	Value
Commercial Banks (continued)
Danske Bank A/S	174,280	$6,616,101
DNB NOR ASA	105,036	1,306,063
First Horizon National Corp.	14,106	567,061
HSBC Holdings PLC	1,878,108	33,051,730
Huntington Bancshares, Inc.	22,759	536,657
Joyo Bank, Ltd.	37,000	225,212
KeyCorp	16,538	590,076
Lloyds TSB Group PLC	910,946	8,925,341
Marshall & Ilsley Corp.	36,714	1,679,298
Mizuho Financial Group, Inc.	25	212,253
Mizuho Trust & Banking Co., Ltd.	155,000	380,370
National City Corp.	168,516	6,098,594
North Fork Bancorp, Inc.	157,976	4,766,136
Placer Sierra Bancshares	7,177	166,435
Regions Financial Corp.	16,786	555,952
Royal Bank of Scotland Group PLC	471,202	15,470,063
Sanpaolo IMI SPA	389,520	6,884,209
Skandinaviska Enskilda Banken AB	51,831	1,233,395
Societe Generale	102,929	15,107,947
Sterling Bancorp	25,916	505,362
Sumitomo Mitsui Financial Group, Inc.	105	1,113,148
Sumitomo Trust and Banking Co., Ltd.	191,000	2,093,377
Svenska Handelsbanken AB	48,059	1,236,918
Synovus Financial Corp.	19,321	517,416
UnicCredito Italiano SPA	195,279	1,519,537
Wells Fargo & Co.	52,300	3,508,284
		$190,790,150
Commercial Services & Supplies — 1.1%
Adecco SA	28,437	$1,676,425
Avery Dennison Corp.	10,114	587,219
Cendant Corp.	126,039	2,053,175
Cintas Corp.	136,477	5,426,326
Dai Nippon Printing Co., Ltd.	98,000	1,516,929
Donnelley (R.R.) & Sons Co.	73,912	2,361,488
Equifax, Inc.	15,217	522,552
Half (Robert) International, Inc.	15,815	664,230
Pitney Bowes, Inc.	36,173	1,493,945
Resources Connection, Inc.(1)	44,239	1,106,860
SECOM Co., Ltd.	71,000	3,359,846
SGS SA	1,164	1,102,546
Waste Management, Inc.	18,690	670,597
		$22,542,138

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Communications Equipment — 4.4%
Cisco Systems, Inc.(1)	1,277,165	$24,943,032
Corning, Inc.(1)	179,244	4,335,912
Motorola, Inc.	149,639	3,015,226
Nokia Oyj	680,083	13,782,828
QUALCOMM, Inc.	729,121	29,215,878
Research in Motion, Ltd.(1)	52,753	3,680,577
Telefonaktiebolaget LM Ericsson	2,407,117	7,936,508
		$86,909,961
Computer Peripherals — 3.2%
Apple Computer, Inc.(1)	459,775	$26,262,348
Dell, Inc.(1)	368,613	8,997,843
Diebold, Inc.	42,647	1,732,321
EMC Corp.(1)	279,905	3,070,558
Fujitsu, Ltd.	200,000	1,551,738
Hewlett-Packard Co.	207,871	6,585,353
International Business Machines Corp.	153,614	11,800,627
McDATA Corp., Class A(1)	101,887	415,699
Palm, Inc.(1)	54,994	885,403
Toshiba Corp.	191,000	1,248,492
		$62,550,382
Construction & Engineering — 0.2%
Chiyoda Corp.	67,000	$1,372,251
Fluor Corp.	8,474	787,489
JGC Corp.	64,000	1,103,031
Kajima Corp.	151,000	693,704
Nishimatsu Construction Co., Ltd.	97,000	362,188
		$4,318,663
Construction Materials — 0.1%
Holcim, Ltd.	14,620	$1,118,534
Sumitomo Osaka Cement Co., Ltd.	337,000	1,038,853
Vulcan Materials Co.	7,353	573,534
		$2,730,921
Consumer Finance — 0.1%
Credit Saison Co., Ltd.	41,400	$1,963,720
UFJ NICOS Co., Ltd.	59,000	478,323
		$2,442,043

Security	Shares	Value
Containers & Packaging — 0.1%
Bemis Co., Inc.	21,337	$653,339
Temple-Inland, Inc.	28,051	1,202,546
Toyo Seikan Kaisha, Ltd.	51,400	934,225
		$2,790,110
Distributors — 0.0%
Genuine Parts Co.	12,278	$511,501
		$511,501
Diversified Consumer Services — 0.2%
H&R Block, Inc.	190,927	$4,555,518
		$4,555,518
Diversified Financial Services — 2.7%
CITGroup, Inc.	27,153	$1,419,830
Citigroup, Inc.	379,082	18,286,916
Deutsche Boerse AG	13,303	1,809,117
Fortis	212,310	7,226,245
ING Groep NV	421,640	16,547,381
JPMorgan Chase & Co.	124,797	5,241,474
Moody's Corp.	59,015	3,213,957
		$53,744,920
Diversified Telecommunication Services — 2.7%
AT&T Corp.	151,129	$4,214,988
Citizens Communications Co.	465,146	6,070,155
Deutsche Telekom AG	549,716	8,826,843
Embarq Corp.(1)	13,779	564,801
France Telecom SA	137,691	2,936,998
Qwest Communications International, Inc.(1)	313,368	2,535,147
Telecom Italia SPA	1,864,846	4,811,462
Telefonica SA	936,051	15,554,769
Verizon Communications, Inc.	246,478	8,254,548
		$53,769,711
Electric Utilities — 1.3%
Enel SPA	1,205,625	$10,368,844
Fortum Oyj	55,552	1,418,796
Kyushu Electric Power Co., Inc.	13,400	311,939
PPL Corp.	44,342	1,432,247
Progress Energy, Inc.	142,438	6,106,317

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electric Utilities (continued)
Scottish and Southern Energy PLC	78,146	$1,662,294
Scottish Power PLC	103,495	1,115,066
Tokyo Electric Power Co., Inc.	57,300	1,584,915
Union Fenosa SA	25,318	979,979
		$24,980,397
Electrical Equipment — 0.9%
ABB Ltd.	109,913	$1,424,258
Cooper Industries, Ltd., Class A	41,187	3,827,096
Emerson Electric Co.	96,516	8,089,006
Fuji Electric Holdings Co., Ltd.	217,000	1,137,689
Fujikura, Ltd.	80,000	884,083
Furukawa Electric Co., Ltd.	87,000	563,915
Hitachi Cable, Ltd.	41,000	190,322
Schneider Electric SA	11,952	1,243,592
Ushio, Inc.	10,900	230,707
		$17,590,668
Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc.(1)	73,937	$2,333,452
Alps Electric Co., Ltd.	74,700	934,882
Anritsu Corp.	33,000	175,939
Hoya Corp.	11,700	416,977
Kyocera Corp.	74,600	5,792,421
Mabuchi Motor Co., Ltd.	7,700	460,743
Murata Manufacturing Co., Ltd.	6,400	416,298
Omron Corp.	11,800	300,608
TDK Corp.	66,700	5,062,818
		$15,894,138
Energy Equipment & Services — 0.8%
BJ Services Co.	14,856	$553,535
Halliburton Co.	87,526	6,495,304
National-Oilwell Varco, Inc.(1)	7,944	503,014
Noble Corp.	57,947	4,312,416
Transocean, Inc.(1)	56,851	4,566,272
		$16,430,541
Food & Staples Retailing — 1.7%
Circle K Sunkus Co., Ltd.	16,500	$357,087
CVS Corp.	208,079	6,388,025
Familymart Co., Ltd.	10,600	305,987

Security	Shares	Value
Food & Staples Retailing (continued)
Koninklijke Ahold NV(1)	153,410	$1,328,089
Lawson, Inc.	10,800	394,016
Matsumotokiyoshi Co., Ltd.	8,200	208,327
Metro AG	28,658	1,621,106
Seven and I Holdings Co., Ltd.	94,200	3,109,277
SUPERVALU, Inc.	17,345	532,492
Sysco Corp.	100,301	3,065,199
UNY Co., Ltd.	21,000	310,053
Walgreen Co.	92,732	4,158,103
Wal-Mart Stores, Inc.	257,716	12,414,180
		$34,191,941
Food Products — 2.0%
Campbell Soup Co.	17,968	$666,792
ConAgra Foods, Inc.	77,043	1,703,421
H.J. Heinz Co.	14,987	617,764
Hershey Co.	9,378	516,446
Kellogg Co.	11,886	575,639
Meiji Seika Kaisha, Ltd.	266,000	1,357,235
Morinaga & Co., Ltd.	492,000	1,355,928
Nestle SA	69,269	21,673,132
Nissin Food Products Co., Ltd.	11,700	413,684
Sara Lee Corp.	32,588	522,060
Unilever NV	463,239	10,487,607
		$39,889,708
Gas Utilities — 0.2%
Gas Natural SDG SA	45,614	$1,392,553
Gaz de France	26,064	873,637
Nicor, Inc.	12,565	521,448
Peoples Energy Corp.	13,340	479,039
Snam Rete Gas	218,242	958,660
		$4,225,337
Health Care Equipment & Supplies — 1.0%
Becton, Dickinson and Co.	9,970	$609,466
Boston Scientific Corp.(1)	31,355	528,018
C.R. Bard, Inc.	7,942	581,831
Fisher Scientific International, Inc.(1)	27,318	1,995,580
Hospira, Inc.(1)	13,029	559,465
Immucor, Inc.(1)	58,135	1,117,936
Intuitive Surgical, Inc.(1)	37,629	4,439,093

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc.	134,465	$6,309,098
Olympus Corp.	64,000	1,713,355
St. Jude Medical, Inc.(1)	13,530	438,643
Terumo Corp.	48,700	1,628,361
		$19,920,846
Health Care Providers & Services — 1.2%
Caremark Rx, Inc.	39,458	$1,967,770
Coventry Health Care, Inc.(1)	42,975	2,361,047
Genesis HealthCare Corp.(1)	19,809	938,352
HCA, Inc.	94,003	4,056,229
Health Management Associates, Inc., Class A	24,182	476,627
Humana, Inc.(1)	35,364	1,899,047
Laboratory Corporation of America Holdings(1)	58,414	3,635,103
Manor Care, Inc.	42,178	1,978,992
McKesson Corp.	125,474	5,932,411
Quest Diagnostics, Inc.	22,456	1,345,564
		$24,591,142
Health Care Technology — 0.1%
Emdeon Corp.(1)	104,294	$1,294,289
IMS Health, Inc.	20,213	542,719
		$1,837,008
Hotels, Restaurants & Leisure — 1.6%
Accor SA	26,214	$1,594,245
Carnival Corp.	128,046	5,344,640
Harrah's Entertainment, Inc.	90,811	6,463,927
International Game Technology	19,378	735,201
Six Flags, Inc.(1)	43,632	245,212
Skylark Co., Ltd.	17,400	381,198
Starbucks Corp.(1)	230,561	8,705,983
Starwood Hotels & Resorts Worldwide, Inc.	54,114	3,265,239
Wendy's International, Inc.	23,698	1,381,356
Yum! Brands, Inc.	78,857	3,964,141
		$32,081,142
Household Durables — 1.0%
D.R. Horton, Inc.	65,363	$1,556,947
Daito Trust Construction Co., Ltd.	9,200	510,929
Electrolux AB	47,576	685,641
Fortune Brands, Inc.	36,182	2,569,284

Security	Shares	Value
Household Durables (continued)
Husqvarna AB, Class B(1)	47,576	$572,950
Makita Corp.	21,000	662,978
Pioneer Corp.	89,500	1,443,364
Sekisui House, Ltd.	174,000	2,390,337
Sharp Corp.	86,000	1,361,045
Snap-On, Inc.	15,120	611,150
Sony Corp.	63,300	2,793,950
Stanley Works	48,688	2,299,047
Thomson(1)	53,754	887,982
Whirlpool Corp.	7,584	626,818
		$18,972,422
Household Products — 0.8%
Henkel KGaA	10,271	$1,171,865
Kao Corp.	124,000	3,249,316
Procter & Gamble Co.	196,035	10,899,546
		$15,320,727
Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	129,585	$7,747,887
		$7,747,887
Industrial Conglomerates — 2.4%
3M Co.	81,121	$6,552,143
General Electric Co.	673,171	22,187,716
Siemens AG	171,864	14,924,810
Tyco International, Ltd.	150,105	4,127,888
		$47,792,557
Insurance — 4.0%
ACE, Ltd.	78,172	$3,954,721
AFLAC, Inc.	68,355	3,168,254
Alleanza Asicurazioni SPA	106,954	1,212,250
Allstate Corp.	134,987	7,387,839
American International Group, Inc.	169,786	10,025,863
AON Corp.	16,722	582,260
AXA SA	431,704	13,968,848
Cincinnati Financial Corp.	12,917	607,228
CNP Assurances	12,081	1,146,354
Corp Mapfre SA	49,878	920,742
Friends Provident PLC	329,449	1,089,572

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	19,628	$1,107,804
Marsh & McLennan Cos., Inc.	83,242	2,238,377
Muenchener Rueckversicherungs-Gesellschaft AG	64,144	8,744,354
Old Mutual PLC	330,882	999,301
Prudential Financial, Inc.	55,210	4,289,817
Prudential PLC	800,151	9,049,712
Resolution PLC	86,351	1,070,249
Sompo Japan Insurance, Inc.	91,000	1,271,307
T & D Holdings, Inc.	17,500	1,412,355
XL Capital Ltd., Class A	59,414	3,642,078
		$77,889,285
Internet & Catalog Retail — 0.4%
GUS PLC	69,063	$1,233,002
IAC/InterActiveCorp(1)	273,397	7,242,287
		$8,475,289
Internet Software & Services — 2.5%
eAccess, Ltd.	365	$239,444
eBay, Inc.(1)	417,326	12,223,479
Google, Inc., Class A(1)	55,480	23,264,428
Yahoo!, Inc.(1)	390,180	12,875,940
		$48,603,291
IT Services — 0.7%
Alliance Data Systems Corp.(1)	12,680	$745,838
CheckFree Corp.(1)	66,718	3,306,544
CSK Holdings Corp.	52,000	2,376,533
Electronic Data Systems Corp.	26,776	644,231
Kanbay International, Inc.(1)	27,846	404,881
MoneyGram International, Inc.	25,276	858,120
Nomura Research Institute, Ltd.	2,800	346,773
NTT Data Corp.	706	3,066,558
Satyam Computer Services, Ltd. ADR	56,732	1,880,098
		$13,629,576
Leisure Equipment & Products — 0.3%
Eastman Kodak Co.	20,370	$484,399
Fuji Photo Film Co., Ltd.	46,800	1,572,845
Hasbro, Inc.	26,234	475,098
Mattel, Inc.	31,709	523,516
Namco Bandai Holdings, Inc.	22,900	349,227

Security	Shares	Value
Leisure Equipment & Products (continued)
Nikon Corp.	86,000	$1,506,175
Sankyo Co., Ltd.	4,500	285,944
Sega Sammy Holdings, Inc.	10,700	397,168
		$5,594,372
Life Sciences Tools & Services — 0.1%
Applera Corp.-Applied Biosystems Group	50,825	$1,644,189
PerkinElmer, Inc.	27,425	573,183
		$2,217,372
Machinery — 1.6%
Amada Co., Ltd.	38,000	$399,431
Amano Corp.	26,000	387,196
Danaher Corp.	34,126	2,194,984
Deere & Co.	93,444	7,801,640
Dover Corp.	13,219	653,415
Eaton Corp.	46,216	3,484,686
Ebara Corp.	337,000	1,441,673
Fanuc, Ltd.	71,900	6,465,401
Illinois Tool Works, Inc.	13,282	630,895
Kawasaki Heavy Industries, Ltd.	209,000	704,996
Komatsu, Ltd.	93,000	1,852,629
Kurita Water Industries, Ltd.	14,700	302,336
MAN AG	17,561	1,269,266
Minebea Co., Ltd.	226,000	1,233,773
Mitsui Engineering and Shipbuilding Co., Ltd.	154,000	472,446
NSK, Ltd.	173,000	1,437,788
Pall Corp.	19,443	544,404
Parker Hannifin Corp.	8,874	688,622
		$31,965,581
Marine — 0.2%
AP Moller-Maersk A/S	307	$2,394,126
Nippon Yusen KK	175,000	1,140,156
		$3,534,282
Media — 2.4%
CBS Corp., Class B	87,263	$2,360,464
Comcast Corp., Class A(1)	350,863	11,487,255
Dow Jones & Co., Inc.	55,771	1,952,543
EchoStar Communications Corp., Class A(1)	32,305	995,317
Fuji Television Network, Inc.	216	480,198

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Media (continued)
Gannett Co., Inc.	54,966	$3,074,248
Getty Images, Inc.(1)	5,657	359,276
Lagardere S.C.A.	13,101	965,395
McGraw-Hill Cos., Inc.,	48,277	2,424,954
Mediaset SPA	100,838	1,187,671
Meredith Corp.	10,553	522,796
NTL, Inc.	89,244	2,222,176
Omnicom Group, Inc.	41,321	3,681,288
Telefonica Publicidad E Informacion SA	118,091	1,277,177
TiVo, Inc.(1)	196,331	1,403,767
Univision Communications, Inc., Class A(1)	42,797	1,433,700
Viacom, Inc., Class B(1)	87,263	3,127,506
Walt Disney Co.	224,507	6,735,210
XM Satellite Radio Holdings, Inc., Class A(1)	169,572	2,484,230
		$48,175,171
Metals & Mining — 2.0%
Alcan, Inc.	41,646	$1,954,863
Alcoa, Inc.	49,548	1,603,373
Anglo American PLC	195,022	7,957,923
Arcelor	58,395	2,825,259
Dowa Mining Co., Ltd.	146,000	1,299,161
Freeport-McMoRan Copper & Gold, Inc., Class B	72,782	4,032,851
Nucor Corp.	85,478	4,637,182
Rio Tinto PLC	236,332	12,446,584
Sumitomo Metal Industries, Ltd.	302,000	1,249,099
Sumitomo Metal Mining Co., Ltd.	15,000	196,773
Toho Zinc Co., Ltd.	142,000	1,013,039
		$39,216,107
Multiline Retail — 1.1%
Dollar General Corp.	151,116	$2,112,602
Federated Department Stores, Inc.	151,948	5,561,297
Hankyu Department Stores	42,000	326,200
J.C. Penney Company, Inc.	10,989	741,867
Nordstrom, Inc.	42,995	1,569,318
PPR SA	12,595	1,604,280
Ryohin Keikaku Co., Ltd.	3,600	296,333
Sears Holdings Corp.(1)	62,826	9,727,978
		$21,939,875

Security	Shares	Value
Multi-Utilities — 1.7%
Ameren Corp.	89,366	$4,512,983
Centrica PLC	281,371	1,481,917
Duke Energy Corp.	104,432	3,067,168
KeySpan Corp.	14,259	576,064
National Grid PLC	115,397	1,247,099
NiSource, Inc.	161,910	3,536,114
PG&E Corp.	16,823	660,807
Public Service Enterprise Group, Inc.	56,822	3,757,071
RWE AG	22,826	1,714,875
Suez SA (Brussels Exchange)	52,258	2,152,823
Suez SA (Paris Exchange)	171,500	7,119,821
Suez SA STRIP VVPR(1)	53,996	691
TECO Energy, Inc.	30,971	462,707
United Utilities PLC	97,162	1,150,802
Veolia Environnement	31,200	1,609,330
Xcel Energy, Inc.	15,922	305,384
		$33,355,656
Office Electronics — 0.3%
Canon, Inc.	109,200	$5,357,668
Xerox Corp.(1)	38,686	538,122
		$5,895,790
Oil, Gas & Consumable Fuels — 8.3%
BP PLC	3,286,131	$38,108,867
Chevron Corp.	90,016	5,586,393
ConocoPhillips	144,488	9,468,299
El Paso Corp.	56,715	850,725
EnCana Corp.	13,766	724,642
ENI SPA	515,272	15,130,338
Exxon Mobil Corp.	386,451	23,708,769
Frontline, Ltd.	27,509	1,027,029
Hugoton Royalty Trust	717	21,295
Murphy Oil Corp.	10,642	594,462
Nippon Mining Holdings, Inc.	25,000	211,253
Parallel Petroleum Corp.(1)	84,529	2,088,712
Royal Dutch Shell PLC, Class A	507,453	17,058,793
Royal Dutch Shell PLC, Class B	383,980	13,414,680
Ship Finance International, Ltd.	1,812	30,576
Showa Shell Sekiyu KK	119,900	1,410,075
Sunoco, Inc.	15,302	1,060,276
TonenGeneral Sekiyu KK	42,000	432,435

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Total SA	424,404	$27,871,150
Williams Cos., Inc.	215,545	5,035,131
XTO Energy, Inc.	12,033	532,701
		$164,366,601
Paper and Forest Products — 0.2%
International Paper Co.	50,046	$1,616,486
Nippon Paper Group, Inc.	190	777,844
OJI Paper Co., Ltd.	164,000	934,062
		$3,328,392
Personal Products — 0.2%
Alberto-Culver Co.	11,849	$577,283
Beiersdorf AG	9,572	1,441,157
Oriflame Cosmetics SA	36,069	1,198,599
		$3,217,039
Pharmaceuticals — 7.7%
Abbott Laboratories	212,635	$9,273,012
Allergan, Inc.	20,957	2,247,848
Astellas Pharma, Inc.	67,800	2,495,038
AstraZeneca PLC	200,545	12,061,229
Bristol-Myers Squibb Co.	330,336	8,542,489
Chugai Pharmaceuticals Co., Ltd.	70,000	1,430,893
Cypress Bioscience, Inc.(1)	25,169	154,538
Daiichi Sankyo Co., Ltd.	11,800	325,109
Eisai Co., Ltd.	85,900	3,873,478
GlaxoSmithKline PLC	920,920	25,704,965
Johnson & Johnson Co.	144,723	8,671,802
Merck & Co., Inc.	269,420	9,814,971
Novartis AG	206,358	11,114,143
Pfizer, Inc.	599,790	14,077,071
Roche Holding AG	118,891	19,579,271
Sanofi-Synthelabo SA	167,961	16,359,398
Santen Pharmaceutical Co., Ltd.	18,900	449,852
Takeda Pharmaceutical Co., Ltd.	81,900	5,103,655
Tanabe Seiyaku Co., Ltd.	28,000	345,656
Valeant Pharmaceuticals International	43,284	732,365
		$152,356,783
Real Estate Investment Trusts (REITs) — 0.4%
Apartment Investment and Management Co., Class A	42,450	$1,844,453

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Archstone-Smith Trust	13,432	$683,286
Host Hotels & Resorts, Inc.	33,128	724,509
Japan Real Estate Investment Corp.	50	445,978
Japan Retail Fund Investment Corp.	50	393,787
Nippon Building Fund, Inc.	56	543,200
Simon Property Group, Inc.	35,779	2,967,510
		$7,602,723
Real Estate Management & Development — 0.2%
Heiwa Real Estate Co., Ltd.	219,000	$1,274,903
NTT Urban Development Corp.	83	650,520
Sumitomo Realty & Development Co., Ltd.	72,000	1,778,557
Tokyu Land Corp.	29,000	226,183
		$3,930,163
Road & Rail — 0.2%
CSX Corp.	11,897	$838,025
East Japan Railway Co.	50	372,136
Kinetsu Corp.	91,000	303,837
Ryder System, Inc.	15,960	932,543
Tobu Railway Co., Ltd.	154,000	735,322
		$3,181,863
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.(1)	22,060	$538,705
Advantest Corp.	64,400	6,593,033
Analog Devices, Inc.	33,409	1,073,765
Applied Materials, Inc.	498,564	8,116,622
Atheros Communications, Inc.(1)	55,283	1,048,166
Intel Corp.	1,347,413	25,533,476
Intersil Corp., Class A	40,863	950,065
KLA-Tencor Corp.	154,838	6,436,616
LSI Logic Corp.(1)	56,168	502,704
Marvell Technology Group, Ltd.(1)	123,910	5,492,930
Maxim Integrated Products, Inc.	301,951	9,695,647
Microchip Technology, Inc.	191,324	6,418,920
Micron Technology, Inc.(1)	80,894	1,218,264
NVIDIA Corp.(1)	142,807	3,040,361
ROHM Co., Ltd.	2,400	215,019
Silicon Image, Inc.(1)	108,396	1,168,509
STMicroelectronics N.V.	100,381	1,613,123

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.(1)	33,940	$472,784
Tessera Technologies, Inc.(1)	26,615	731,913
Tokyo Electron, Ltd.	67,300	4,707,911
Unaxis Holding AG(1)	6,348	1,758,799
Veeco Instruments, Inc.(1)	33,128	789,772
		$88,117,104
Software — 4.5%
Autodesk, Inc.(1)	101,343	$3,492,280
BMC Software, Inc.(1)	26,642	636,744
CA, Inc.	43,249	888,767
Compuware Corp.(1)	58,560	392,352
Electronic Arts, Inc.(1)	118,496	5,100,068
Konami Corp.	85,700	1,894,393
Microsoft Corp.	1,930,096	44,971,237
Nintendo Co., Ltd.	4,100	689,644
Oracle Corp.(1)	1,208,900	17,516,961
Oracle Corp.	10,800	506,285
Symantec Corp.(1)	598,288	9,297,396
Trend Micro, Inc.	70,000	2,365,780
		$87,751,907
Specialty Retail — 1.1%
Abercrombie & Fitch Co., Class A	46,375	$2,570,566
Aoyama Trading Co., Ltd.	9,600	301,002
Bed Bath and Beyond, Inc.(1)	167,745	5,564,102
Best Buy Co., Inc.	57,465	3,151,381
Big 5 Sporting Goods Corp.	22,809	444,776
Fast Retailing Co., Ltd.	65,600	5,374,984
Inditex SA	44,192	1,862,468
Office Depot, Inc.(1)	17,560	667,280
Shimamura Co., Ltd.	1,900	208,692
Tiffany & Co.	13,839	456,964
TJX Companies, Inc.	25,596	585,125
		$21,187,340
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.(1)	37,247	$1,113,685
Compagnie Financiere Richemont AG, Class A	33,833	1,542,776
Nike, Inc., Class B	72,969	5,910,489
Onward Kashiyama Company, Ltd.	24,000	369,722

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG, Class B	6,996	$1,176,608
Toyobo Co., Ltd.	298,000	845,609
Unitika, Ltd.	158,000	258,416
		$11,217,305
Thrifts & Mortgage Finance — 0.4%
Commercial Capital Bancorp	30,478	$480,029
Countrywide Financial Corp.	19,114	727,861
Fannie Mae	118,647	5,706,921
PFF Bancorp, Inc.	52,597	1,744,117
		$8,658,928
Tobacco — 1.1%
Altadis SA	29,497	$1,392,400
Altria Group, Inc.	127,887	9,390,742
Gallaher Group PLC	84,360	1,317,971
Imperial Tobacco Group PLC	46,553	1,436,072
Reynolds American, Inc.	45,902	5,292,501
Swedish Match AB	92,749	1,492,573
UST, Inc.	28,896	1,305,810
		$21,628,069
Trading Companies & Distributors — 0.3%
ITOCHU Corp.	24,000	$211,453
Marubeni Corp.	39,000	208,633
Mitsui and Co., Ltd.	180,000	2,547,777
Toyota Tsusho Corp.	56,591	1,361,398
WW Grainger, Inc.	8,452	635,844
		$4,965,105
Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA	40,100	$938,915
Autoroutes du Sud de la France	20,604	1,312,514
		$2,251,429
Water Utilities — 0.1%
Kelda Group PLC	79,871	$1,129,180
Severn Trent PLC	61,138	1,322,126
		$2,451,306

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Wireless Telecommunication Services — 2.0%
Bouygues SA	28,071	$1,440,961
KDDI Corp.	630	3,881,484
NII Holdings, Inc., Class B(1)	100,807	5,683,499
NTT DoCoMo, Inc.	148	216,766
Softbank Corp.	198,300	4,451,271
Sprint Nextel Corp.	275,590	5,509,044
Vodafone Group PLC	8,704,572	18,529,783
		$39,712,808
Total Common Stocks (identified cost $1,893,391,646)		$2,001,950,024
Total Investments — 101.4% (identified cost $1,893,391,646)		$2,001,950,024
Covered Call Options Written — (2.1)%

Type of Contract	Number of Contracts	Premiums Received	Value
Eurotop 100 Index, Expires 7/18/06, Strike 269.00	25,802	$11,309,017	$(21,191,440)
Nasdaq 100 Index, Expires 7/22/06, Strike 1,560.00	572	1,695,462	(2,259,400)
Nasdaq 100 Index, Expires 7/22/06, Strike 1,565.00	575	1,959,887	(1,955,000)
Nasdaq 100 Index, Expires 7/22/06, Strike 1,575.00	1,656	4,942,308	(4,471,200)
Nikkei Index, Expires 7/22/06, Strike 15,600.00	1,493	4,254,977	(1,698,213)
S & P 500 Index, Expires 7/22/06, Strike 1,255.00	1,021	1,692,818	(2,787,330)
S & P 500 Index, Expires 7/22/06, Strike 1,260.00	820	1,277,560	(1,951,600)
S & P 500 Index, Expires 7/22/06, Strike 1,265.00	1,382	2,249,896	(2,902,200)
S & P 500 Index, Expires 7/22/06, Strike 1,275.00	1,606	2,564,736	(2,296,580)
S & P 500 Index, Expires 7/22/06, Strike 1,280.00	371	596,568	(400,680)
Total Call Options Written (premiums received $32,543,229)			$(41,913,643)
Other Assets, Less Liabilities — 0.7%			$13,324,711
Net Assets — 100.0%			$1,973,361,092

ADR - American Depository Receipt

(1)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	52.8%	$1,057,677,294
United Kingdom	11.6	232,835,686
Japan	10.0	199,419,852
France	5.4	108,706,400
Switzerland	4.2	84,623,914
Germany	3.9	78,495,622
Netherlands	2.9	58,602,246
Italy	2.2	44,748,919
Spain	2.2	44,228,361
Cayman Islands	0.8	16,475,488
Finland	0.8	15,201,625
Bermuda	0.7	14,505,518
Sweden	0.7	13,157,985
Denmark	0.5	9,010,226
Belgium	0.4	7,226,245
Other Countries, less than 0.3% each	0.9	17,034,643
	100.0%	$2,001,950,024

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value (identified cost, $1,893,391,646)	$2,001,950,024
Cash	12,298,418
Foreign currency, at value (cost, $415,224)	418,613
Receivable for investments sold	1,509,030
Dividends and interest receivable	2,851,526
Tax reclaims receivable	588,234
Total assets	$2,019,615,845
Liabilities
Written Options outstanding, at value (premiums received $32,543,229)	$41,913,643
Payable for open forward foreign currency contracts	2,485,035
Payable to affiliate for investment advisory fee	1,626,161
Payable to affiliate for Trustees' fees	6,339
Accrued expenses	223,575
Total liabilities	$46,254,753
Net assets applicable to common shares	$1,973,361,092
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 105,655,000 shares issued and outstanding	$1,056,550
Additional paid-in capital	1,986,943,183
Accumulated net realized loss (computed on the basis of identified cost)	(32,378,674)
Distributions in excess of net investment income	(79,011,386)
Net unrealized appreciation (computed on the basis of identified cost)	96,751,419
Net assets applicable to common shares	$1,973,361,092
Net Asset Value Per Common Share
($1,973,361,092 ÷ 105,655,000 common shares issued and outstanding)	$18.68

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends (net of foreign taxes, $1,916,340)	$26,661,170
Interest	294,111
Total investment income	$26,955,281
Expenses
Investment adviser fee	$10,046,391
Trustees' fees and expenses	12,163
Custodian fee	475,242
Printing and postage	123,154
Transfer and dividend disbursing agent fees	30,028
Legal and accounting services	25,981
Miscellaneous	118,946
Total expenses	$10,831,905
Net investment income	$16,123,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$12,157,718
Written options	40,096,596
Foreign currency and forward foreign currency exchange contract transactions	3,243,224
Net realized gain	$55,497,538
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$45,107,484
Written options	(12,257,557)
Foreign currency and forward foreign currency exchange contracts	(2,426,637)
Net change in unrealized appreciation (depreciation)	$30,423,290
Net realized and unrealized gain	$85,920,828
Net increase in net assets from operations	$102,044,204

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Period Ended December 31, 2005(1)
From operations — Net investment income	$16,123,376	$3,153,994
Net realizd gain (loss) from investment transactions, written options and foreign currency and forward foreign currency exchange contract transactions	55,497,538	(72,483,303)
Net change in unrealized apreciation (depreciation) from investments, written options and foreign currency and forward foreign currency exchange contracts	30,423,290	66,328,129
Net increase (decrease) in net assets from operations	$102,044,204	$(3,001,180)
Distributions to common shareholders — From net investment income	$(95,089,500)	$(3,253,354)
From net realized gain	—	(15,338,811)
Tax return of capital	—	(28,952,585)
Total distributions to common shareholders	$(95,089,500)	$(47,544,750)
Capital share transactions — Proceeds from sale of common shares	$—	$2,017,915,000 (2)
Offering costs	(213,482)	(849,200)
Net increase (decrease) in net assets from capital share transactions	$(213,482)	$2,017,065,800
Net increase in net assets	$6,741,222	$1,966,519,870
Net Assets Applicable to Common Shares
At beginning of period	$1,966,619,870	$100,000
At end of period	$1,973,361,092	$1,966,619,870
Distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(79,011,386)	$(45,262)

(1)  For the period from the start of business, September 30, 2005, to December 31, 2005.

(2)  Proceeds from sales of shares net of sales load paid of $95,085,000.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended June 30, 2006 (Unaudited)(1)	Period Ended December 31, 2005(1)(2)
Net asset value — Beginning of period	$18.610	$19.100	(3)
Income (loss) from operations
Net investment income	$0.153	$0.031	†
Net realized and unrealized gain (loss)	0.819	(0.063)
Total income (loss) from operations	$0.972	$(0.032)
Less distributions to common shareholders
From net investment income	$(0.900)	$(0.031)
From net realized gain	—	(0.145)
From tax return of capital	—	(0.274)
Total distributions to common shareholders	$(0.900)	$(0.450)
Common Shares offering costs charged to paid-in capital	$(0.002)	$(0.008)
Net asset value — End of period	$18.680	$18.610
Market value — End of period	$18.100	$17.200
Total Investment Return on Net Asset Value(4)	5.32%	(0.04	)%(5)
Total Investment Return on Market Value(4)	10.41%	(7.62	)%(5)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,973,361	$1,966,620
Ratios (As a percentage of average net assets):
Net Expenses(6)	1.08%	1.07	%†
Net investment income(6)	1.60%	0.64	%†
Portfolio Turnover	4%	6%

†  The operating expenses of the Fund reflect a reimbursement of organization expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have changed by less than 0.005% and $0.0005, respectively.

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, September 30, 2005, to December 31, 2005.

(3)  Net Asset Value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total return on market value are not computed on an annualized basis.

(6)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 30, 2005. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing its investment objectives, the Fund will evaluate returns on an after-tax basis, seeking to minimize and defer shareholder federal income taxes. The Fund will seek to generate current earnings in part by employing an options strategy of writing index call options on at least 80% of the value of the Fund's total assets under normal market conditions. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2005, net capital losses of $79,429,648 attributable to security transactions incurred after October 31, 2005, are treated as arising on the first day of the Fund's taxable year ending December 31, 2006.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Written Options — Upon the writing of a call option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund may enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Offering Costs — Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations. For the six months ended June 30, 2006, there were no credit balances used to reduce the Fund's custodian fee.

L  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

The Fund intends to make quarterly distributions of net investment income and short-term gains in excess of long-term capital losses. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, if any. In certain circumstances, a portion of distributions to shareholders may be characterized as a return of capital for federal income tax purposes. As of June 30, 2006, the amount estimated to be a tax return of capital was approximately $88,284,839. The final determination of tax characteristics of the Fund's distributions will occur at the end of the year, at which

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

time it will be reported to shareholders. As portfolio and market conditions change, the rate of distributions and the Fund's distribution policy could change. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 1.00% annually of average daily gross assets of the Fund. For the six months ended June 30, 2006, the advisory fee amounted to $10,046,391. Pursuant to subadvisory agreements, EVM has delegated a portion of the investment management to Parametric Portfolio Associates, LLC (Parametric), an affiliate, and EVM has delegated the investment management of the Fund's option strategy to Rampart Investment Management Company (Rampart). EVM pays Parametric and Rampart a portion of the advisory fee for sub-advisory services provided to the Fund.

Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organization.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $81,560,583 and $126,928,704, respectively, for the six months ended June 30, 2006.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at June 30, 2006, as determined on a federal income tax basis, were as follows:

Federal Income Tax Basis of Investments
Aggregate cost	$1,893,456,834
Gross unrealized appreciation	$182,257,278
Gross unrealized depreciation	(73,764,088)
Net unrealized appreciation	$108,493,190

6  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Period Ended December 31, 2005(1)
Sales	—	105,655,000
Net increase	—	105,655,000

(1)  For the period from the start of business, September 30, 2005, to December 31, 2005.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

does not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2006 is included in the Portfolio of Investments, except as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
7/20/06	Euro	United States Dollar
	175,000,000	223,637,000	$(353,445)
8/17/06	Euro 125,000,000	United States Dollar 193,102,125	748,335
9/14/06	Euro 75,000,000	United States Dollar 96,350,000	(5,275)
10/19/06	Euro 130,000,000	United States Dollar 164,508,400	(2,874,650)
			$(2,485,035)

Written call options activity for the six months ended June 30, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	35,080	$26,345,917
Options written	205,865	157,650,940
Options terminated in closing purchase transactions	(179,794)	(142,707,558)
Options expired	(25,853)	(8,746,070)
Outstanding, end of period	35,298	$32,543,229

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Contract Review Process

The Board noted that the initial approval of the investment advisory agreement and sub-advisory agreements for the Fund had occurred in April 2005, and that the Fund had commenced operations on September 30, 2005. The Board, and the Special Committee of the Board, a committee composed exclusively of trustees who are not "interested persons" of the fund ("Independent Trustees"), also reviewed extensive information about the Adviser and Subadvisers to the Fund in connection with their services to other Eaton Vance Funds. Based on its consideration of the information presented in connection with the other advisory contract renewals, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreements with Parametric Portfolio Associates, LLC ("PPA") and Rampart Investment Management Company, Inc. ("Rampart," and with PPA, the "Sub-advisers") including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the subadvisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-advisers.

The Board considered the Adviser's and the Sub-advisers' management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising each Sub-adviser and coordinating their activities in implementing the Fund's investment strategy. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S & P 500 Index and broad-based foreign country or regional stock indices. With respect to PPA, the Board noted PPA's experience in deploying quantitative-based investment strategies. With respect to Rampart, the Board considered Rampart's business reputation and its options strategy and its past experience in implementing this strategy.

The Board reviewed the compliance programs of the Adviser and Sub-advisers and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory and sub-advisory agreements.

Fund Performance; Management Fees and Expenses; Profitability; Economies of Scale

The Board noted that the Fund had only commenced operations on September 30, 2005. In light of the Fund's extremely brief operating history, the Board concluded that additional time was required in order to evaluate Fund performance, management fees and expenses, profitability of the Fund to the Adviser and its affiliates, and any economies of scale which might be achieved.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

INVESTMENT MANAGEMENT

Officers
Duncan W. Richardson
President
Thomas E. Faust, Jr.
Vice President
James B. Hawkes
Vice President and Trustee
Michael R. Mach
Vice Presidient
Cliff Quisenberry, Jr.
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Eaton Vance Tax-Managed
Global Buy-Write Opportunities Fund

Eaton Vance Management
The Eaton Vance Building
255 State Street

Boston, MA 02109

Sub-Advisers of Eaton Vance Tax-Managed
Global Buy-Write Opportunities Fund
Parametric Portfolio Associates

1151 Fairview Avenue N.
Seattle, WA 98109

Rampart Investment Management Company, Inc.

One International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed
Global Buy-Write Opportunities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

2552-8/06  CE-TMGBWOFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 15, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 15, 2006